Post-Employee Benefit Obligations - Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure Line Items
Post-employment obligations, non - current	$ 1,624,217	$ 1,836,362
Total Post-Employment Obligations, Net	1,624,217	1,836,362
Pension Plans [Member]
Defined Benefit Plan Disclosure Line Items
Total Liabilities	1,489,472	1,683,668
Health Plans [Member]
Defined Benefit Plan Disclosure Line Items
Total Liabilities	106,242	123,534
Other Plans [Member]
Defined Benefit Plan Disclosure Line Items
Total Liabilities	$ 28,503	$ 29,160